LIABILITY TO CUSTOMERS	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 7 - LIABILITY TO CUSTOMERS

As at September 30, 2017, the Company had a liability to customers trading on the Company’s exchange platform in the amount of $29,265 (December 31, 2016 – $10,319). This amount is offset by an equal amount due to the Company from the trading platform. (Note 4)